NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Expense Settlements (Details)							3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 29, 2024 shares	Jul. 10, 2024 shares	Jun. 30, 2024 USD ($) $ / shares	Feb. 19, 2024 $ / shares shares	Feb. 09, 2024 USD ($) installment $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services		882,668	1,602,994
Sale price per share (in dollars per share) | $ / shares				$ 10		$ 10			$ 10	$ 10
Change in fair value of stock payable | $							$ (25,260)	$ (221,410)	$ (985,072)
Interest expense on convertible notes | $									1,896,714
Promissory notes | $	$ 878,997			$ 852,968			$ 878,997	$ 878,997	852,968	$ 852,968
Interest rate (in percent)	12.00%						12.00%	12.00%
Interest solutions note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares						$ 2
Interest expense on convertible notes | $							$ 8,815	$ 17,826
Accrued interest net | $	$ 9,011						9,011	9,011
Promissory notes | $	297,723			288,908			297,723	297,723	288,908	288,908
Interest rate (in percent)						13.00%
Convertible amount | $						$ 275,000
Jones Trading Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares						$ 2
Interest expense on convertible notes | $							12,021	24,309
Accrued interest net | $	12,288						12,288	12,288
Promissory notes | $	405,987			393,966			405,987	405,987	393,966	393,966
Interest rate (in percent)						13.00%
Convertible amount | $						$ 375,000
Toppan Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Promissory notes | $	175,286			$ 170,094			175,286	$ 175,286	$ 170,094	$ 170,094
Interest rate (in percent)						13.00%
Aggregate principal amount | $						$ 160,025
Pre Reverse Split | Interest solutions note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares						$ 2
Shares issued as conversion in principle and interest on convertible notes (in shares)								4,457
Number of shares issuable upon debt conversion						144,454
Pre Reverse Split | Jones Trading Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares						$ 2
Shares issued as conversion in principle and interest on convertible notes (in shares)								6,077
Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock payable for remaining shares								4,167		4,167
Post Reverse Split | Interest solutions note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares						$ 120
Shares issued as conversion in principle and interest on convertible notes (in shares)								74
Number of shares issuable upon debt conversion						2,408
Post Reverse Split | Jones Trading Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Sale price per share (in dollars per share) | $ / shares						$ 120
Shares issued as conversion in principle and interest on convertible notes (in shares)								101
Maximum | Interest solutions note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion						144,454
Maximum | Jones Trading Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion						196,983
Maximum | Pre Reverse Split | Jones Trading Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion						196,983
Maximum | Post Reverse Split | Jones Trading Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable upon debt conversion						3,283
Grant Thornton LLP
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services						46,010
Sale price per share (in dollars per share) | $ / shares						$ 10
IB Capital LLC
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services						155,000
Sale price per share (in dollars per share) | $ / shares						$ 1.9
Carriage House Capital, Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services									100,000
Sale price per share (in dollars per share) | $ / shares				$ 4.41	$ 4.98				$ 4.41	$ 4.41
Stock payable for remaining shares									250,000
Stock payable | $	1,244,965			$ 1,244,965			1,244,965	$ 1,244,965	$ 1,244,965	$ 1,244,965
Change in fair value of stock payable | $	21,757			217,907
Shares issuable for consulting services									250,000
Carriage House Capital, Inc | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services						100,000
Sale price per share (in dollars per share) | $ / shares					4.98	$ 4.98
Stock payable for remaining shares								250,000
Carriage House Capital, Inc | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services						1,667
Sale price per share (in dollars per share) | $ / shares					$ 298.8	$ 298.8
Stock payable for remaining shares								4,167
Fair value of the stock payable | $	41,986			259,893			41,986	$ 41,986	$ 259,893	259,893
Carriage House Capital, Inc | Due upon signing of the contract
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services					100,007
Carriage House Capital, Inc | Due in months four through twelve from the date of signing
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services					27,777
Carriage House Capital, Inc | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services					350,000
Carriage House Capital, Inc | Maximum | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services					350,000
Carriage House Capital, Inc | Maximum | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Stock issued for services					5,833
Winston & Strawn LLP
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Value of shares issuable for services | $						$ 2,500,000
Number of installments | installment						3
Value of shares issuable for services in each installment | $						$ 833,333
Subscription payable, liability | $	$ 2,473,529			$ 2,425,647			$ 2,473,529	$ 2,473,529	$ 2,425,647	$ 2,425,647
Aggregate principal amount | $						$ 2,500,000
Winston & Strawn LLP | Maximum
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services						2,500,000
Lead Nectar
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of shares issuable for services						12,000
Value of shares payable for internet marketing services | $						$ 20,000